Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended	25 Months Ended	28 Months Ended	31 Months Ended	34 Months Ended	37 Months Ended	40 Months Ended	43 Months Ended	46 Months Ended	49 Months Ended
	Sep. 28, 2021	Oct. 31, 2021	Jan. 31, 2022	Apr. 30, 2022	Jul. 31, 2022	Oct. 31, 2025	Oct. 31, 2022	Jan. 31, 2023	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025
C000229338
Account Value [Line Items]
Line Graph and Table Measure Name						Regulatory/Strategy Benchmark
Accumulated Value	$ 10,000	$ 9,992	$ 9,788	$ 9,045	$ 9,152		$ 8,384	$ 8,936	$ 8,979	$ 8,835	$ 8,422	$ 9,123	$ 8,851	$ 9,314	$ 9,334	$ 9,333	$ 9,581	$ 9,632	$ 9,917
T. Rowe Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,007	$ 9,796	$ 9,060	$ 9,195		$ 8,438	$ 8,977	$ 9,021	$ 8,885	$ 8,468	$ 9,165	$ 8,889	$ 9,338	$ 9,361	$ 9,355	$ 9,602	$ 9,654	$ 9,938